Components of Accumulated Other Comprehensive Income (Loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		¥ (279,518)	¥ 181,258	¥ (78,278)
Other comprehensive income (loss) before reclassification		(155,886)	(395,598)	258,988
Amounts reclassified from accumulated other comprehensive income		(194,451)	(45,025)	(62,132)
Other comprehensive income (loss), net of tax	$ (54,083)	(350,337)	(440,623)	196,856
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests		(176,201)	(20,153)	62,680
Ending balance	(124,434)	(806,056)	(279,518)	181,258
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(284,723)	158,355	(89,714)
Other comprehensive income (loss) before reclassification		(644,896)	(422,925)	185,389
Amounts reclassified from accumulated other comprehensive income		0	0	0
Other comprehensive income (loss), net of tax		(644,896)	(422,925)	185,389
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests		(176,201)	(20,153)	62,680
Ending balance	(170,709)	(1,105,820)	(284,723)	158,355
Unrealized gains on available- for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		5,205	22,903	11,436
Other comprehensive income (loss) before reclassification		489,010	27,327	73,599
Amounts reclassified from accumulated other comprehensive income		(194,451)	(45,025)	(62,132)
Other comprehensive income (loss), net of tax		294,559	(17,698)	11,467
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests		0	0	0
Ending balance	$ 46,276	¥ 299,764	¥ 5,205	¥ 22,903